Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	130,000,000	130,000,000	130,000,000
Common stock, shares issued (in shares)	42,369,694	42,368,864	32,143,475
Common stock, shares outstanding (in shares)	42,369,694	42,368,864	32,143,475